Investment Securities - Schedule of Gross Unrealized Losses and Fair Value (Details) $ in Thousands	Sep. 30, 2021 USD ($) position
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Less than 12 months, Fair value	$ 0
Less than 12 months, Unrealized loss	0
Greater than 12 Months, Fair Value	71,620
Greater than 12 months, Unrealized loss	(657)
Total, Fair value	71,620
Total, Unrealized Loss	$ (657)
Less than 12 months, Number of positions | position	0
12 Months or Longer, Number of positions | position	14
Total, Number of positions | position	14
U.S. government and government agencies
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Less than 12 months, Fair value	$ 0
Less than 12 months, Unrealized loss	0
Greater than 12 Months, Fair Value	71,620
Greater than 12 months, Unrealized loss	(657)
Total, Fair value	71,620
Total, Unrealized Loss	$ (657)